FINANCIAL RISK MANAGEMENT (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Increase decrease in post tax loss	$ 289,607	$ 388,466
Currency risk [member] | AUSTRALIA
IfrsStatementLineItems [Line Items]
Percentage of foreign exchange rate decrease	8.30%	4.90%
Currency risk [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Percentage of foreign exchange rate decrease	8.30%	4.90%
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 40,369	$ 14,775
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 40,369	$ 14,775